Interim consolidated balance sheet - GBP (£) £ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	£ 253,523	£ 246,032	£ 246,910
Right-of-use assets	5,168
Investment property	24,792	24,979	13,772
Intangible assets	758,476	768,857	739,472
Deferred tax asset	53,862	58,415	57,636
Trade receivables	40,586	9,889	10,387
Income tax receivable			547
Derivative financial instruments		30	2,559
Total non-current assets	1,136,407	1,108,202	1,071,283
Current assets
Inventories	2,535	2,130	2,610
Prepayments	13,211	13,030	10,320
Contract assets - accrued revenue	78,098	39,532	79,496
Trade receivables	26,313	23,851	32,819
Other receivables	614	1,188	1,597
Income tax receivable	618	643	598
Derivative financial instruments		312	625
Cash and cash equivalents	100,856	307,637	190,395
Total current assets	222,245	388,323	318,460
Total assets	1,358,652	1,496,525	1,389,743
Equity
Share capital	53	53	53
Share premium	68,822	68,822	68,822
Merger reserve	249,030	249,030	249,030
Hedging reserve	(26,247)	(35,544)	(35,693)
Retained earnings	169,341	132,841	170,544
Total equity	460,999	415,202	452,756
Non-current liabilities
Deferred tax liabilities	37,766	31,865	33,302
Contract liabilities - deferred revenue	23,605	33,354	32,952
Trade and other payables	31,241	79,183	46,644
Borrowings	486,852	505,779	502,576
Lease liabilities	3,626
Derivative financial instruments	2,323	2,298
Total non-current liabilities	585,413	652,479	615,474
Current liabilities
Contract liabilities - deferred revenue	143,577	190,146	129,662
Trade and other payables	152,093	230,386	180,588
Income tax liabilities	9,429	2,859	5,771
Borrowings	5,288	5,453	5,492
Lease liabilities	1,622
Derivative financial instruments	231
Total current liabilities	312,240	428,844	321,513
Total equity and liabilities	£ 1,358,652	£ 1,496,525	£ 1,389,743